Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisers Investment Trust
Entity Central Index Key	0001516523
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
River Canyon Total Return Bond Fund
Shareholder Report [Line Items]
Fund Name	River Canyon Total Return Bond Fund
Class Name	Institutional Shares
Trading Symbol	RCTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the River Canyon Total Return Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at rivercanyonfunds.com/documents/. You can also request this information by contacting us at 800-245-0371 (toll free) or 312-557-0164.
Additional Information Phone Number	800-245-0371 (toll free) or 312-557-0164
Additional Information Website	rivercanyonfunds.com/documents/
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
River Canyon Total Return Bond Fund (Institutional Shares/RCTIX)	$ 33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 1,859,168,112
Holdings Count | Holding	327
Investment Company, Portfolio Turnover	25.89%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$ 1,859,168,112
Total number of portfolio holdings	327
Portfolio turnover rate as of the end of the reporting period	25.89%

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION AS A % OF NET ASSETS
Asset-Backed Securities	48.0%
Corporate Bonds	15.8%
Mortgage-Backed Securities	12.4%
Bank Debts	11.6%
Short-Term Investments	5.8%
Foreign Issuer Bonds	5.1%
Municipal Bonds	3.0%
All other asset types less than 2%	1.8%